Shareholder Report, Holdings (Details)_4	Jun. 30, 2024
Class II | Corporate Debt [Member]
Holdings [Line Items]
Percent of Total Investments	82.00%
Class II | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Class II | Investment of Cash Collateral from Securities Loaned [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class II | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class II | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Service Class I | Corporate Debt [Member]
Holdings [Line Items]
Percent of Total Investments	82.00%
Service Class I | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Service Class I | Investment of Cash Collateral from Securities Loaned [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Service Class I | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Service Class I | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%